Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 668,348	R$ 3,073,799
Short-term investments	0	1,430
Accounts receivable	1,803,998	997,893
Aircraft sublease	70,193	76,199
Inventories	721,738	571,924
Security deposits and maintenance reserves	1,025,168	410,912
Taxes recoverable	234,891	109,699
Derivative financial instruments	36,054	83,177
Prepaid expenses	182,891	244,413
Advances to suppliers	121,697	203,379
Other assets	6,958	73,511
Total current assets	4,871,936	5,846,336
Non-current assets
Long-term investments	733,043	906,719
Aircraft sublease	105,860	197,999
Security deposits and maintenance reserves	1,514,393	1,553,507
Derivative financial instruments	235,896	270,640
Prepaid expenses	319,000	313,365
Other assets	9,005	126,100
Property and equipment	1,953,089	1,961,174
Right-of-use assets	7,552,548	5,999,595
Intangible assets	1,426,523	1,358,038
Total non-current assets	13,849,357	12,687,137
Total assets	18,721,293	18,533,473
Current liabilities
Loans and financing	1,127,729	1,023,390
Leases	4,025,948	3,497,665
Accounts payable	2,432,843	1,530,480
Reverse factoring	753,352	3,694
Airport fees	831,897	506,338
Air traffic liability	4,140,025	3,063,816
Reimbursement to customers	13,822	173,686
Salaries and benefits	479,412	459,697
Insurance payable	84,985	92,793
Taxes payable	193,588	150,084
Derivative financial instruments	69,365	77,509
Provisions	834,288	977,103
Other liabilities	68,851	153,998
Total current liabilities	15,056,105	11,710,253
Non-current liabilities
Loans and financing	7,508,689	8,995,341
Leases	10,556,885	11,392,910
Accounts payable	516,971	342,200
Airport fees	502,872	472,364
Derivative financial instruments	175,210	209,542
Taxes payable	71,595	101,046
Provisions	2,408,706	2,522,486
Other liabilities	931,760	1,120,334
Total non-current liabilities	22,672,688	25,156,223
Equity
Issued capital	2,313,941	2,290,876
Advance for future capital increase	61	120
Capital reserve	1,970,098	1,946,471
Treasury shares	(10,204)	(11,959)
Other comprehensive income	5,281	5,799
Accumulated losses	(23,286,677)	(22,564,310)
Total equity	(19,007,500)	(18,333,003)
Total liabilities and equity	R$ 18,721,293	R$ 18,533,473